Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Related Party Transactions [Abstract]
Summary of revenue transactions	The following revenue transactions took place between the Company and Daimler during the periods presented:

	Three Months Ended July 31,		Six Months Ended July 31,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Daimler	$2,071	$850	$3,406	$1,576

Revenue from related parties	$2,071	$850	$3,406	$1,576

The following revenue transactions took place between the Company and Daimler during the respective fiscal years:

	Year ended January 31,
	2021	2020	2019
	(in thousands)
Daimler	$3,457	$3,112	$1,082

Revenue from related parties	$3,457	$3,112	$1,082